5. Segment Reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue
Interest received	$ 1,524	$ 7,772
Other income	0	5
Total segment revenue	1,524	7,777	$ 41,960
Employee benefits expense	0	(105,269)
Executive directors benefits expense	0	(309,591)
Non-executive directors benefits expenses	0	(52,360)
Depreciation and amortisation	(1,898)	(487)	(175)
Finance costs	(2,450)	0	0
Impairment of investment in associate	0	(3,608,038)	0
Other expenses	(199,155)	(441,210)
Share of net loss of associate accounted for using the equity method	0	(38,174)	(110,007)
Segment result before tax	(201,979)	(4,547,352)
Income tax expense	(135)	(3,252)	(844)
Profit/(loss) for the year	(202,114)	(4,550,604)	$ (2,328,545)
Non-current segment assets	0	1,748
Total segment assets	199,679	399,473
Segment liabilities	(204,605)	(204,957)
Biodiesel Refining
Revenue
Interest received	0	2,744
Other income	0	0
Total segment revenue	0	2,744
Employee benefits expense	0	(70,590)
Executive directors benefits expense	0	(15,991)
Non-executive directors benefits expenses	0	0
Depreciation and amortisation	(1,898)	(487)
Finance costs	0	0
Impairment of investment in associate	0	(3,608,038)
Other expenses	(31,490)	(169,139)
Share of net loss of associate accounted for using the equity method	0	(38,174)
Segment result before tax	(33,388)	(3,899,675)
Income tax expense	(135)	(3,252)
Profit/(loss) for the year	(33,523)	(3,902,927)
Non-current segment assets	0	1,748
Total segment assets	9,844	40,499
Segment liabilities	(340)	(3,864)
Corporate
Revenue
Interest received	1,524	5,028
Other income	0	5
Total segment revenue	1,524	5,033
Employee benefits expense	0	(34,679)
Executive directors benefits expense	0	(293,600)
Non-executive directors benefits expenses	0	(52,360)
Depreciation and amortisation	0	0
Finance costs	(2,450)	0
Impairment of investment in associate	0	0
Other expenses	(167,665)	(272,071)
Share of net loss of associate accounted for using the equity method	0	0
Segment result before tax	(168,591)	(647,677)
Income tax expense	0	0
Profit/(loss) for the year	(168,591)	(647,677)
Non-current segment assets	0	0
Total segment assets	189,835	358,974
Segment liabilities	$ (204,265)	$ (201,093)